SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Millions, ₫ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue recognized during the year	₫ 65.5	$ 2.7	₫ 84.5	$ 3.5
Revenue expects to be recognized in remainder of fiscal year 2024	₫ 86.7	$ 3.6